Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Aug. 28, 2025	Dec. 31, 2024	Dec. 31, 2023
Warrants [Line Items]
Business combination period	30 days
Prior written notice period	30 days
Redemption period	30 days
Warrant [Member]
Warrants [Line Items]
Warrants outstanding	16,925,000	16,925,000
Warrants expire	5 years
Price per warrant (in Dollars per share)	$ 0.01
Warrant price per share (in Dollars per share)	$ 18
Public Warrants [Member]
Warrants [Line Items]
Warrant exercises	62,580
Warrant exercise price (in Dollars per share)	$ 0.99
Public Warrants [Member]
Warrants [Line Items]
Warrants outstanding	11,437,420
Warrant exercise price (in Dollars per share)	$ 11.5
Public Warrants [Member] | YD Bio Limited [Member]
Warrants [Line Items]
Warrants outstanding	11,500,000
Private Placement Warrants [Member]
Warrants [Line Items]
Warrants outstanding	3,705,491
Warrant shares	1,782,089
Private Placement Warrants [Member] | YD Bio Limited [Member]
Warrants [Line Items]
Warrants outstanding	5,425,000
Common Stock [Member]
Warrants [Line Items]
Warrant exercises	205,333
Warrant shares	205,333
Common Stock [Member] | Public Warrants [Member]
Warrants [Line Items]
Warrant exercises	1,782,089
Warrant exercise price (in Dollars per share)	$ 11.5